Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2015
Investment in Securities

Investment in securities at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Trading securities*	¥16,079	¥1,190,131
Available-for-sale securities	881,493	1,356,840
Held-to-maturity securities	96,731	115,599
Other securities	220,149	183,687

Total	¥1,214,452	¥2,846,257

*	The amount of assets under management of variable annuity and variable life insurance contracts, which increased as a result of the acquisition of a subsidiary, included in trading securities was ¥1,165,347 million as of March 31, 2015.

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥359,148	¥1,230	¥(18)	¥360,360
Japanese prefectural and foreign municipal bond securities	93,927	2,913	(143)	96,697
Corporate debt securities	199,340	2,601	(555)	201,386
Specified bonds issued by SPEs in Japan	6,850	70	(148)	6,772
CMBS and RMBS in the Americas	17,445	614	(226)	17,833
Other asset-backed securities	47,344	1,269	(815)	47,798
Other debt securities	9,508	2,042	0	11,550
Equity securities	87,875	51,783	(561)	139,097

	821,437	62,522	(2,466)	881,493

Held-to-maturity:
Japanese government bond securities and other	96,731	7,305	0	104,036

	¥918,168	¥69,827	¥(2,466)	¥985,529

March 31, 2015

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥517,500	¥10,127	¥(35)	¥527,592
Japanese prefectural and foreign municipal bond securities	155,943	5,644	(110)	161,477
Corporate debt securities	283,859	3,891	(137)	287,613
Specified bonds issued by SPEs in Japan	7,257	54	(31)	7,280
CMBS and RMBS in the Americas	67,049	3,073	(146)	69,976
Other asset-backed securities	145,308	1,286	(624)	145,970
Other debt securities	2,000	0	0	2,000
Equity securities	104,096	52,568	(1,732)	154,932

	1,283,012	76,643	(2,815)	1,356,840

Held-to-maturity:
Japanese government bond securities and other	115,599	14,490	(112)	129,977

	¥1,398,611	¥91,133	¥(2,927)	¥1,486,817

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2014 and 2015, respectively:

March 31, 2014

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥140,133	¥(10)	¥14,977	¥(8)	¥155,110	¥(18)
Japanese prefectural and foreign municipal bond securities	31,407	(143)	0	0	31,407	(143)
Corporate debt securities	27,496	(31)	10,968	(524)	38,464	(555)
Specified bonds issued by SPEs in Japan	0	0	2,138	(148)	2,138	(148)
CMBS and RMBS in the Americas	5,186	(55)	884	(171)	6,070	(226)
Other asset-backed securities	10,705	(36)	1,656	(779)	12,361	(815)
Equity securities	15,957	(541)	99	(20)	16,056	(561)

	¥230,884	¥(816)	¥30,722	¥(1,650)	¥261,606	¥(2,466)

March 31, 2015

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥5,407	¥(35)	¥0	¥0	¥5,407	¥(35)
Japanese prefectural and foreign municipal bond securities	44,782	(110)	0	0	44,782	(110)
Corporate debt securities	81,108	(58)	6,363	(79)	87,471	(137)
Specified bonds issued by SPEs in Japan	0	0	1,269	(31)	1,269	(31)
CMBS and RMBS in the Americas	9,754	(31)	506	(115)	10,260	(146)
Other asset-backed securities	10,950	(304)	8,127	(320)	19,077	(624)
Equity securities	6,640	(1,723)	585	(9)	7,225	(1,732)

	158,641	(2,261)	16,850	(554)	175,491	(2,815)

Held-to-maturity:
Japanese government bond securities and other	4,889	(112)	0	0	4,889	(112)

	¥163,530	¥(2,373)	¥16,850	¥(554)	¥180,380	¥(2,927)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Total other-than-temporary impairment losses	¥23,180	¥7,992	¥9,077
Portion of loss recognized in other comprehensive income (before taxes)	(342)	(3)	(80)

Net impairment losses recognized in earnings	¥22,838	¥7,989	¥8,997

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Beginning	¥8,199	¥7,809	¥1,991
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	110	8	456
Credit loss for which an other-than-temporary impairment was previously recognized	1,171	239	282
Reduction during the period:
For securities sold or redeemed	(1,049)	(3,609)	(44)
Due to change in intent to sell or requirement to sell	(622)	(2,456)	(52)

Ending	¥7,809	¥1,991	¥2,633

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2015:

Available-for-sale securities held at March 31, 2015:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥200,090	¥200,427
Due after one to five years	443,060	448,739
Due after five to ten years	300,347	309,294
Due after ten years	235,419	243,448

	¥1,178,916	¥1,201,908

Held-to-maturity securities held at March 31, 2015:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥380	¥380
Due after one to five years	59	60
Due after ten years	115,160	129,537

	¥115,599	¥129,977